EQUITY	12 Months Ended
Dec. 31, 2020
Disclosure of classes of share capital [abstract]
EQUITY

17.

EQUITY

(a)

Issued capital

	Year Ended December 31,
	2018	2019	2020	2020
	CNY	CNY	CNY	US$

Authorized:
10,000,000 preferred shares, no par value	—	—	—	—
200,000,000 common shares, no par value	—	—	—	—

Issued and fully paid:
33,988,082 (2018 and 2019: 24,910,916) common shares, no par	312,081	312,081	390,297	59,764

A summary of movements in the Company’s share capital is as follows:

	Number of shares	Share capital
		CNY	US$
At January 1, 2020	24,910,916	312,081	47,787
Issuance of shares (Note 7)	9,077,166	78,216	11,977
At December 31, 2020	33,988,082	390,297	59,764

(b)

Other capital reserves

Other capital reserves of the Group are mainly for issuance of shares, equity-settled share-based compensation, the exercise of stock options, the exercise of warrants, and deemed contribution from the Shareholder of the Company and related companies.

Upon the completion of the acquisition of shares of FARL and the issuance of the shares of the Company (Note 7) on August 17, 2020, the Company recognized other capital reserves amounting to CNY24,258 (US$3,714).

(c)

Dividend restrictions and reserves

Due to the Group's structure, the payment of dividends is subject to numerous controls imposed under PRC law, including foreign exchange control on the conversion of the local currency into United States dollars and other currencies.

In accordance with the relevant PRC regulations, appropriations of net income as reflected in its PRC statutory financial statements are to be allocated to each of the general reserve and enterprise expansion reserve, respectively, as determined by the resolution of the Board of Directors annually. No amounts were appropriated to the general reserve and enterprise expansion reserve for the years ended December 31, 2018, 2019 and 2020.